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Jan. 4, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE:  RiverSource International Managers Series, Inc.
        RiverSource Partners International Select Growth Fund
        RiverSource Partners International Select Value Fund
        RiverSource Partners International Small Cap Fund
     Post-Effective Amendment No. 21
     File No. 333-64010/811-10427
     Accession Number: 0000950123-09-073772

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 21 (Amendment). This Amendment was filed electronically on Dec. 29, 2009.

If you have any questions regarding this filing, please contact either Andrew Kirn at (612) 678-9052 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
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Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.